Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Exploration and Evaluation:
Exploration and evaluation assets	$ 26,467	$ 26,446
Commercial Plant Evaluation (Lanxess 1A)
Acquisition:
Balance, beginning of period	6,000
Option payments	0
Balance, period end	6,000
Exploration and Evaluation:
Balance, beginning period	20,446
Lanxess 1A evaluation costs	21
Balance, period end	20,467
Exploration and evaluation assets	$ 26,467	$ 26,446